1
Ellsworth Growth and Income Fund Ltd.
Schedule of Investments — June 30, 2025 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 70.2%
Automotive: Parts and Accessories  — 0.5%
$ 1,000,000 Rivian Automotive Inc.,
4.625%, 03/15/29 ............... $ 1,019,375
Business Services  — 0.4%
700,000 Mirion Technologies Inc.,
0.250%, 06/01/30 ............... 808,850
Communications Equipment  — 2.3%
900,000 CyberArk Software Ltd.,
Zero Coupon, 06/15/30 ........... 927,000
2,200,000 Lumentum Holdings Inc.,
1.500%, 12/15/29 ............... 3,379,200
4,306,200
Computer Software and Services  — 13.1%
Akamai Technologies Inc.
2,500,000 1.125%, 02/15/29 ............... 2,378,750
2,000,000 0.250%, 05/15/33 ............... 2,075,000
375,000 Bitdeer Technologies Group,
4.875%, 07/01/31 ............... 362,625
2,000,000 Box Inc.,
1.500%, 09/15/29 ............... 2,065,000
2,500,000 CSG Systems International Inc.,
3.875%, 09/15/28 ............... 2,828,750
1,500,000 Nutanix Inc.,
0.500%, 12/15/29 ............... 1,703,542
1,100,000 Pagaya Technologies Ltd.,
6.125%, 10/01/29 ............... 1,953,050
890,000 PAR Technology Corp.,
1.000%, 01/15/30 ............... 891,669
3,500,000 Parsons Corp.,
2.625%, 03/01/29 ............... 3,738,000
3,200,000 Progress Software Corp.,
3.500%, 03/01/30 ............... 3,716,800
900,000 Snowflake Inc.,
Zero Coupon, 10/01/29 ........... 1,402,087
3,170,000 Veritone Inc.,
1.750%, 11/15/26 ............... 1,331,400
24,446,673
Consumer Services  — 3.1%
2,000,000 Live Nation Entertainment Inc.,
2.875%, 01/15/30 ............... 2,180,000
550,000 MakeMyTrip Ltd.,
Zero Coupon, 07/01/30 ........... 587,535
2,140,000 Uber Technologies Inc., Ser. 2028,
0.875%, 12/01/28 ............... 3,063,410
5,830,945
Principal
Amount
Market
Value
Diversified Industrial  — 0.4%
$ 750,000 Enovix Corp.,
3.000%, 05/01/28 ............... $ 726,750
Energy and Utilities  — 15.4%
Array Technologies Inc.
2,926,000 1.000%, 12/01/28 ............... 2,328,193
800,000 2.875%, 07/01/31 ............... 793,436
2,600,000 Bloom Energy Corp.,
3.000%, 06/01/28 ............... 3,851,900
2,000,000 CMS Energy Corp.,
3.375%, 05/01/28 ............... 2,131,000
1,000,000 FirstEnergy Corp.,
3.875%, 01/15/31 ............... 1,014,000
2,000,000 Fluor Corp.,
1.125%, 08/15/29 ............... 2,626,500
5,200,000 Nabors Industries Inc.,
1.750%, 06/15/29 ............... 3,003,000
3,600,000 Northern Oil & Gas Inc.,
3.625%, 04/15/29 ............... 3,766,500
3,000,000 PPL Capital Funding Inc.,
2.875%, 03/15/28 ............... 3,247,658
2,500,000 TXNM Energy Inc.,
5.750%, 06/01/54 ............... 3,251,555
2,450,000 WEC Energy Group Inc.,
4.375%, 06/01/29 ............... 2,833,425
28,847,167
Entertainment  — 1.1%
1,500,000 Liberty Media Corp.-Liberty Formula One,
2.250%, 08/15/27 ............... 1,997,250
Financial Services  — 9.3%
3,850,000 Cardlytics Inc.,
4.250%, 04/01/29 ............... 1,550,587
3,000,000 Cleanspark Inc.,
Zero Coupon, 06/15/30 ........... 2,950,986
1,600,000 Coinbase Global Inc.,
0.250%, 04/01/30 ............... 2,096,800
2,000,000 Galaxy Digital Holdings LP,
2.500%, 12/01/29 ............... 2,460,005
1,500,000 Oddity Finance LLC,
Zero Coupon, 06/15/30 ........... 1,630,596
1,150,000 Riot Platforms Inc.,
0.750%, 01/15/30 ............... 1,196,000
1,500,000 SoFi Technologies Inc.,
1.250%, 03/15/29 ............... 3,058,350
2,000,000 Vertex Inc.,
0.750%, 05/01/29 ............... 2,401,036
17,344,360

Ellsworth Growth and Income Fund Ltd.
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Health Care  — 11.8%
$ 1,000,000 Alnylam Pharmaceuticals Inc.,
1.000%, 09/15/27 ............... $ 1,301,500
2,000,000 ANI Pharmaceuticals Inc.,
2.250%, 09/01/29 ............... 2,269,065
2,500,000 Bridgebio Pharma Inc.,
1.750%, 03/01/31 ............... 2,921,250
3,275,000 Evolent Health Inc.,
3.500%, 12/01/29 ............... 2,795,715
1,950,000 Exact Sciences Corp.,
2.000%, 03/01/30 ............... 1,979,250
2,400,000 Integer Holdings Corp.,
1.875%, 03/15/30 ............... 2,505,600
1,015,000 Invacare Corp., Escrow,
Zero Coupon, 05/08/28(a) ......... 0
2,150,000 Jazz Investments I Ltd.,
3.125%, 09/15/30 ............... 2,289,750
1,250,000 Pacira BioSciences Inc.,
2.125%, 05/15/29 ............... 1,226,510
3,400,000 Sarepta Therapeutics Inc.,
1.250%, 09/15/27 ............... 2,456,500
1,000,000 TransMedics Group Inc.,
1.500%, 06/01/28 ............... 1,605,838
21,350,978
Metals and Mining  — 2.0%
2,150,000 MP Materials Corp.,
3.000%, 03/01/30 ............... 3,731,325
Real Estate Investment Trusts  — 3.7%
3,000,000 Digital Realty Trust LP,
1.875%, 11/15/29 ............... 3,161,700
3,000,000 Redfin Corp.,
0.500%, 04/01/27 ............... 2,707,796
1,000,000 Redwood Trust Inc.,
7.750%, 06/15/27 ............... 990,487
6,859,983
Retail  — 1.6%
2,300,000 Alibaba Group Holding Ltd.,
0.500%, 06/01/31 ............... 2,941,296
Security Software  — 0.2%
380,000 Cloudflare Inc.,
Zero Coupon, 06/15/30 ........... 410,970
Semiconductors  — 4.4%
500,000 Impinj Inc.,
1.125%, 05/15/27 ............... 624,581
3,000,000 indie Semiconductor Inc.,
3.500%, 12/15/29 ............... 2,752,500
Principal
Amount
Market
Value
$ 2,500,000 MKS Inc.,
1.250%, 06/01/30 ............... $ 2,476,250
1,750,000 OSI Systems Inc.,
2.250%, 08/01/29 ............... 2,378,250
8,231,581
Telecommunications  — 0.9%
1,250,000 Applied Digital Corp.,
2.750%, 06/01/30 ............... 1,626,949
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 131,230,652
CORPORATE BONDS  — 0.5%
Health Care  — 0.5%
1,000,000 ITRACHEALTH Corp. 8.00 6/30/27
CVT(PP),
8.000%, 06/30/27 ............... 1,000,000
Shares
CONVERTIBLE PREFERRED STOCKS  — 0.1%
Business Services  — 0.0%
809,253 Amerivon Holdings LLC,
4.000%(a) .................... 0
272,728 Amerivon Holdings LLC, common equity
units
(a) .......................... 3
3
Health Care  — 0.1%
31,218 Invacare Holdings Corp., Ser. A,
9.000%(a) .................... 187,308
TOTAL CONVERTIBLE PREFERRED
STOCKS ................... 187,311
MANDATORY CONVERTIBLE SECURITIES(b)  — 10.5%
Aerospace and Defense  — 0.9%
25,050 The Boeing Co.,
6.000%, 10/15/27 ............... 1,703,400
Computer Software and Services  — 1.8%
57,000 Hewlett Packard Enterprise Co.,
7.625%, 09/01/27 ............... 3,356,160
Diversified Industrial  — 1.0%
29,606 Chart Industries Inc., Ser. B,
6.750%, 12/15/25 ............... 1,788,202
Energy and Utilities  — 1.2%
50,000 NextEra Energy Inc.,
7.234%, 11/01/27 ............... 2,212,500
Financial Services  — 2.5%
47,000 Ares Management Corp., Ser. B,
6.750%, 10/01/27 ............... 2,491,000

Ellsworth Growth and Income Fund Ltd.
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)
Shares
Market
Value
MANDATORY CONVERTIBLE SECURITIES(b) (Continued)
Financial Services (Continued)
18,000 KKR & Co. Inc., Ser. D,
6.250%, 03/01/28 ............... $ 964,800
10,698 Shift4 Payments Inc.,
6.000%, 05/01/28 ............... 1,232,410
4,688,210
Health Care  — 1.3%
30,000 BrightSpring Health Services Inc.,
6.750%, 02/01/27 ............... 2,476,500
Semiconductors  — 1.8%
51,500 Microchip Technology Inc.,
7.500%, 03/15/28 ............... 3,431,960
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 19,656,932
COMMON STOCKS  — 14.6%
Business Services  — 0.5%
13,000 PayPal Holdings Inc.† .............. 966,160
Computer Software and Services  — 1.9%
7,000 Microsoft Corp. .................. 3,481,870
Entertainment  — 0.8%
12,500 The Walt Disney Co. ............... 1,550,125
Health Care  — 0.0%
13,970 Invacare Holdings Corp.†(a) .......... 0
Real Estate Investment Trusts  — 4.6%
10,000 American Tower Corp. .............. 2,210,200
16,100 Crown Castle Inc. ................. 1,653,953
4,000 Equinix Inc. ..................... 3,181,880
7,000 SBA Communications Corp. .......... 1,643,880
8,689,913
Semiconductors  — 2.8%
19,080 Broadcom Inc. ................... 5,259,402
Telecommunications  — 4.0%
60,000 AT&T Inc. ....................... 1,736,400
14,619 T-Mobile US Inc. .................. 3,483,123
50,000 Verizon Communications Inc. ......... 2,163,500
7,383,023
TOTAL COMMON STOCKS ......... 27,330,493
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 4.1%
$ 7,755,000 U.S. Treasury Bills,
4.229% to 4.308%††, 08/07/25 to
09/25/25 ...................... $ 7,699,198
TOTAL INVESTMENTS — 100.0% ....
(Cost $158,246,066) ............. $ 187,104,586
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.